Derivative Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Financial Instruments
Note 8 - Derivative Financial Instruments

Note 8 – Derivative Financial Instruments

In prior years, the Company issued convertible notes payable whose conversion shares were not explicitly limited. As a result, the Company was unable to conclude that it had enough authorized and unissued shares available to settle the conversion option. The result was that the conversion option was bifurcated from the debt host and accounted for as a derivative liability in accordance with ASC 815, and re-measured at the end of every reporting period with the change in value reported in the statement of operations. Furthermore, since the number of shares to be issued to settle the conversion option was potentially unlimited, the Company would be unable to conclude that it has sufficient authorized and available shares to satisfy other commitments to issue shares if it did not have a sequencing policy. The Company has not adopted, documented and disclosed a sequencing approach that allows its other equity linked financial instruments and conversion options to be classified as equity if they meet the requirements of ASC 815.

The derivative liability was valued using a Monte Carlo valuation method through the assistance of a valuations specialist. The Monte Carlo valuation method uses certain assumptions related to risk-free interest rates, expected volatility, expected life of the conversion features, and future dividends. The Monte Carlo method is used in corporate finance and mathematical finance to value and analyze (complex) instruments, portfolios and investments by simulating the various sources of uncertainty affecting their value, and then determining the distribution of their value over the range of resultant outcomes. This is usually done by help of stochastic asset models. At December 31, 2020, the balance of the derivative liabilities was $163,000.

During the nine months ended September 30, 2021, the corresponding convertible notes payable were converted to equity (see Note 2 and 10). Pursuant to current accounting guidelines, the Company determined the fair value of the derivative liability one last time which amounted to $382,000 and as a result, the Company recorded a change in fair value of $219,000. The Company also extinguished the derivative liability of $382,000 as part of loss on debt extinguishment in accordance with current accounting guidelines. At September 30, 2021, the Company has no more instruments accounted as derivative liabilities.

The fair value of the embedded derivative was determined using the following average assumptions:

	At Extinguishment	December 31, 2020
Conversion feature:
Risk-free interest rate	0.08%	0.09%
Expected volatility	424%	495%-691%
Expected life (in years)	0.41 year	0.25 to 0.57 year
Expected dividend yield	-	-

Fair Value:
Conversion feature	$382,000	$163,000

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The expected volatility is based on the historical volatility of the Company’s stock. The expected life of the conversion feature of the notes was based on the remaining terms of the related notes. The expected dividend yield was based on the fact that the Company has not customarily paid dividends to its common stockholders in the past and does not expect to pay dividends to its common stockholders in the future.

The following table sets forth a summary of the changes in the estimated fair value of our embedded derivative during the nine months ended September 30, 2021 and 2020:

	Nine months ended September 30, 2021	Nine months ended September 30, 2020
Fair value at beginning of period	$163,000	$1,516,000
Recognition of derivative liabilities upon initial valuation	-	776,000
Fair value of derivative liabilities at extinguishment	(382,000)	(1,337,000)
Net change in the fair value of derivative liabilities	219,000	(165,000)
Fair value at end of period	$-	$790,000

Note 10 – Derivative Financial Instruments

In prior years, the Company issued convertible notes payable whose conversion shares was not explicitly limited.  As a result, the Company was unable to conclude that it had enough authorized and unissued shares available to settle the conversion option.  The result was that the conversion option is bifurcated from the debt host and accounted for as a derivative liability in accordance with ASC 815, and to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.  Furthermore, since the number of shares to be issued to settle the conversion option is potentially unlimited, the Company would be unable to conclude that it has sufficient authorized and available shares to satisfy other commitments to issue shares if it did not have a sequencing policy.  The Company has not adopted, documented and disclosed a sequencing approach that allows its other equity linked financial instruments and conversion options to be classified as equity if they meet the requirements of ASC 815.

The derivative liability is being valued using a Monte Carlo valuation method through the assistance of a valuations specialist.  The Monte Carlo valuation method uses certain assumptions related to risk-free interest rates, expected volatility, expected life of the conversion features, and future dividends. The Monte Carlo method is used in corporate finance and mathematical finance to value and analyze (complex) instruments, portfolios and investments by simulating the various sources of uncertainty affecting their value, and then determining the distribution of their value over the range of resultant outcomes. This is usually done by help of stochastic asset models.  At December 31, 2018, the balance of the derivative liabilities was $1,314,000.

During the year ended December 31, 2019, the Company recorded additions of $1,727,000 related to the conversion features of notes issued during the period (see Note 3), and an decrease in fair value of derivatives of $311,000.  In addition, the Company recorded a decrease in derivative liability of $1,214,000 related to derivative liabilities that were extinguished due to conversion and settlement of the corresponding notes payable and recorded as part of loss on debt extinguishment.  At December 31, 2019, the balance of the derivative liabilities was $1,516,000.

During the year ended December 31, 2020, the Company recorded additions of $917,000 related to the conversion features of notes issued during the period (see Note 3), and an increase in fair value of derivatives of $1,190,000.  In addition, the Company recorded a decrease in derivative liability of $3,460,000 related to derivative liabilities that were extinguished when the related convertible note payable was converted into shares of common stock (see Notes 3 and 12) and was recorded as part of loss on debt extinguishment.  At December 31, 2020, the balance of the derivative liabilities was $163,000.

The fair value of the embedded derivative was determined using the following assumptions:

	December 31, 2020	January 2020 to December 2020 (dates of inception)	December 31, 2019
Conversion feature:
Risk-free interest rate	0.09%	0.11%-0.65%	1.59%
Expected volatility	495%-691%	152%-277%	145%-155%
Expected life (in years)	0.25 to 0.57 year	1 year	0.25 to 1 year
Expected dividend yield	-	-	-

Fair Value:
Conversion feature	$163,000	$917,000	$1,516,000

The following table sets forth a summary of the changes in the estimated fair value of our embedded derivative during the years ended December 31, 2020 and 2019:

	Year ended December 31, 2020	Year ended December 31, 2019
Fair value at beginning of period	$1,516,000	$1,314,000
Recognition of derivative liabilities upon initial valuation	917,000	1,727,000
Extinguishment of derivative liabilities	(3,460,000)	(1,214,000)
Net change in the fair value of derivative liabilities	1,190,000	(311,000)
Fair value at end of period	$163,000	$1,516,000